Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Schedule of components of accumulated other comprehensive income (loss)

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Beginning balance December 31, 2011	$(2,406)	$(10,026)	$(12,432)
Current period other comprehensive income (loss)	5,689	98	5,787

Ending balance December 31, 2012	$3,283	$(9,928)	$(6,645)

Summary of activity in other comprehensive income (loss) related to forward exchange contracts held

	Year Ended December 31,
	2012	2011	2010
Change in fair value of forward exchange contracts, net of tax	$3,149	$(2,545)	$3,554
Adjustment for net gains/losses realized and included in net income	2,540	(5,219)	1,891

Change in unrecognized gains/losses on forward exchange contracts	$5,689	$(7,764)	$5,445